Organization and Principal Activities - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 13, 2015	Dec. 31, 2014	Nov. 30, 2014
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Total assets		$ 188,822	$ 169,640
Total Liabilities		68,838	129,569
American Depositary Shares [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock, number of shares issued in transaction	4,312,500
Sale of stock, price per share	$ 0.5
Net proceeds received after deducting commissions and offering expenses	$ 28,405
OptAim VIE [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Total assets		7,867	27,135
Total Liabilities		6,819	12,310
Registered capital and statutory reserve		$ 2,081	$ 2,081
Buzzinate Company Limited [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest acquired				66.70%	42.90%	33.30%	33.30%